DERIVATIVE FINANCIAL INSTRUMENTS Balance Sheet Table (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 4.2	$ 4.9
Derivative Liability, Fair Value, Gross Liability	(6.8)	(1.5)
Derivative, Fair Value, Net	(2.6)	3.4
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	3.7	1.6
Derivative Liability, Fair Value, Gross Liability	(1.2)	(0.2)
Derivative, Fair Value, Net	2.5	1.4
Foreign Exchange Contract | Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	4.2	4.0
Foreign Exchange Contract | Designated as Hedging Instrument | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(6.8)	(0.8)
Foreign Exchange Contract | Not Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2.6	0.5
Foreign Exchange Contract | Not Designated as Hedging Instrument | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(1.2)	(0.2)
Interest Rate Swap | Designated as Hedging Instrument | Other Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	0.9
Interest Rate Swap | Designated as Hedging Instrument | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.0	(0.7)
Convertible Debt Securities | Not Designated as Hedging Instrument | Other Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 1.1	$ 1.1